Tax (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Income Tax Expense (Benefit)	271	465	187	736	1,026
Effective tax rate
Effective tax rate (as a percent)	16.50%	23.70%	9.80%	20.40%	21.00%
Net deferred tax assets (CHF million)
Net operating losses	4,501	4,993		4,501
Temporary differences	2,900	3,188		2,900
Net deferred tax assets	7,401	8,181		7,401
Net deferred tax assets change - Net operating losses	(492)
Net deferred tax assets change - Temporary differences	(288)
Net deferred tax assets change	(780)
Net deferred tax decrease related to foreign exchange translation losses	637
Valuation allowance against deferred tax assets of UK entity	180
Increase in deferred tax assets following a re-measurement of deferred tax assets	121
Reasonably possible decrease in unrecognized tax benefits, low end of range	0			0
Reasonably possible decrease in unrecognized tax benefits, high end of range	47			47